Operating Lease Obligations (Details Narrative)	3 Months Ended
Mar. 31, 2021 USD ($)
Leases [Abstract]
Operating lease expense	$ 25,204
Cash paid for operating lease	$ 13,150
Weighted average remaining lease terms	1 year 9 months 3 days
Weighted average discount rate	15.00%